Long-term debt, net (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt, net - Bank Loans (Table)

		As of June 30, 2023	As of December 31, 2022	Rate of interest
	Credit facilities
(i)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	$6,000	$6,000	Fixed rate
(ii)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	105,957	110,827	Margin + Secured Overnight Financing Rate (“SOFR”)
(iii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	102,340	105,000	Margin + SOFR
(iv)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	100,000	–	Margin + SOFR
	Sale and lease back agreements
(v)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	28,100	29,700	Margin + Libor
(vi)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	28,100	29,700	Margin + Libor
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	40,164	41,996	Margin + Libor
(viii)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	–	8,083	Margin + Libor
(ix)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	–	8,083	Margin + Libor
(x)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	–	8,083	Margin + Libor
(xi)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	132,684	138,888	Margin + Libor
(xii)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	125,953	132,217	Margin + Libor
(xiii)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	135,028	139,183	Margin + Libor
(xiv)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	133,950	138,072	Margin + Libor
(xv)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	133,823	136,778	Fixed rate
(xvi)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	106,212	–	($73,812: Margin + SOFR, $32,400: Fixed rate)
(xvii)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	181,812	–	Margin + SOFR
	Unsecured Bonds
(xviii)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	162,955	159,966	Fixed rate
(xix)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	108,637	106,644	Fixed rate
	Total long-term debt	1,631,715	1,299,220
	Less: Deferred loan and financing arrangements issuance costs	12,293	10,142
	Total long-term debt, net	1,619,422	1,289,078
	Less: Current portion of long-term debt	87,804	75,438
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,576	2,225
	Long-term debt, net	$1,534,194	$1,215,865